S-K 1606, De-SPAC Board Determination	Apr. 06, 2026
De-SPAC, Board Determination Disclosure [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]
The A Paradise Board’s Reasons for the Approval of the Business Combination
A Paradise was organized for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The A Paradise Board sought to do so by using the networks and industry experience of the A Paradise Board and A Paradise’s management to identify and acquire one or more businesses.
In the opinion of the A Paradise Board, A Paradise’s management team, including its directors and officers, is qualified to evaluate the Business Combination with Enhanced. The A Paradise Board and A Paradise’s management collectively have extensive transactional experience. A detailed description of the experience of A Paradise’s executive officers, directors and advisor is included in the section of this proxy statement/prospectus entitled “Information About A Paradise—Directors and Executive Officers”.
In evaluating the Business Combination, the A Paradise Board consulted with its legal advisors, received a valuation report from Migo, and received a fairness opinion from Roma, as described above.
In light of the number and variety of factors considered in connection with its evaluation of the Business Combination Agreement and the transactions contemplated thereby, the A Paradise Board did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors that A Paradise Board considered in reaching its determination and supporting its decision. The A Paradise Board viewed its decision as being based on the totality of the information available and the factors presented to and considered by the A Paradise Board as set forth below. In addition, individual directors may have given different weight to different factors in reaching their conclusions. The A Paradise Board recognized that there can be no assurance as to future results, including those anticipated or discussed in the reasons outlined below. Accordingly, the following explanation of A Paradise Board’s reasons for the Business Combination and all other information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under the section entitled “Cautionary Statement Regarding Forward-Looking Statements”.
The independent directors reviewed and considered these factors during their evaluation of the Business Combination and the A Paradise Board unanimously approved the Business Combination Agreement and the related agreements and transactions contemplated thereby.
In particular, the A Paradise Board considered, among other things, the following factors, although not weighted or in any order of significance:
•Enhanced’s Growth Prospects. The A Paradise Board considered Enhanced’s strong growth prospects by evolving its flagship events into recurring global spectacles, enhancing market penetration across demographics and regions. This approach, supported by research validation and complemented by direct-to-consumer offerings, enables broader adoption of enhancements, fostering sustained development in the performance sector.
•Enhanced’s Business Model. The A Paradise Board considered Enhanced’s business model that combines revenue from events with consumer product subscriptions, leveraging flagship activities as acquisition channels. This structure reduces traditional marketing costs, promotes profitability through interconnected segments and supports scalable growth.
•Enhanced’s Marketing Strategy and Brand Impact. The A Paradise Board considered Enhanced’s marketing strategy to utilize high-profile events and content creation to showcase scientific enhancement benefits, drive engagement and reshape perceptions, strengthening brand identity in competitive environments.
•Enhanced’s Partnerships. The A Paradise Board considered Enhanced’s collaborations with leading suppliers for event infrastructure and product fulfillment to ensure quality and impact of the sporting events and allow the delivery of individualized direct-to-customer offerings.
•Experienced and Proven Management Team. The A Paradise Board believes that Enhanced has a management team with extensive experience: a team led by founder and CEO Maximilian Martin, with a track record of owning and operating large-scale operations; CFO Siddhartha Banthiya, with over two decades of experience in finance and leadership experience at various tech-enabled companies, and Rick Adams, who previously served as the Chief of Sport Operations of the United States Olympic &
Paralympic Committee. For additional information regarding Enhanced’s executive officers, see the section of this proxy statement/prospectus entitled “Management of Enhanced Group Following the Business Combination— Executive Officers”.
•Existing Prominent Investors. The A Paradise Board believes that the participation of prominent investors in Enhanced’s prior financing rounds increases its credibility and supports confidence in its long-term strategy. These investors may also broaden the Company’s strategic network and potential partnership opportunities, which could provide access to additional resources and facilitate future growth.
•Valuation report. The A Paradise Board considered the results of the valuation report from Migo, an independent third-party, as described above. The A Paradise Board also considered Migo’s experience with valuation for other businesses.
•Fairness opinion. The A Paradise Board considered the fairness opinion from Roma, an independent third-party, as described above. The A Paradise Board also considered Roma’s experience with fairness opinions in capital market transactions.
•Enhanced’s Fundraise in Connection with the Business Combination. The A Paradise Board considered Enhanced’s Private Placement Investment of $40 million at a $1.2 billion valuation. The Board considered that participation by sophisticated investors and existing shareholders reflects a belief in Enhanced’s business model and future prospects. The Board also considered that the Private Placement Investment further supports the reasonableness of the $1.2 billion consideration.
•Best available opportunity. The A Paradise Board determined, after a thorough review of other business combination opportunities reasonably available to A Paradise, that the proposed Business Combination represents the best potential business combination for A Paradise based upon the process utilized to evaluate and assess other potential acquisition targets, and the A Paradise Board’s belief that such processes had not presented a better alternative.
•Continued significant ownership by Enhanced. The A Paradise Board considered that Enhanced’s existing equity holders would be receiving a significant amount of Enhanced Group’s shares in the proposed Business Combination and that Enhanced’s shareholders and key executives are “rolling over” their existing equity interests of Enhanced into equity interests in Enhanced Group. The current Enhanced Shareholders are expected to own approximately 81% of the outstanding common stock of Enhanced Group, constituting approximately 99.6% of the voting power of the outstanding common stock of Enhanced Group, assuming none of A Paradise’s public shareholders exercise their redemption rights in connection with the Business Combination.
•Likelihood of closing the Business Combination. The A Paradise Board believes that an acquisition by A Paradise has a reasonable likelihood of closing without potential issues under applicable antitrust and competition laws.
•Terms of the Business Combination Agreement are reasonable. The A Paradise Board believes that the proposed terms of the Business Combination Agreement, including the representations, warranties, covenants and conditions to the parties’ respective obligations, are reasonable in light of the entire transaction.
•Arm’s-Length Negotiations. The fact that the negotiation of the Business Combination Agreement was conducted through arm’s-length negotiations with Enhanced.
•Advisors. The fact that the A Paradise Board’s independent legal and financial advisors were involved throughout the negotiations and advised the A Paradise Board, which provided the A Paradise Board with additional perspectives on the negotiations in addition to those of the A Paradise’s senior management.
•Sufficient Time to Complete the Business Combination. The Agreement End Date is expected to allow for sufficient time to complete the Business Combination.
The A Paradise Board also considered a variety of uncertainties and risks and other potentially negative factors concerning the Business Combination, including but not limited to the following:
•Business risk. The risk that the future financial performance of Enhanced may not meet expectations due to factors both within and beyond Enhanced’s control, Enhanced’s failure to execute on its strategies, Enhanced’s failure to attract and retain customers, to adapt to a new business environment, to obtain sufficient capital, to maintain its competitive edge, among others, and the risk that the potential benefits of the Business Combination may not be fully achieved or may not be achieved within the expected timeframe.
•Closing of the Business Combination may not occur. The risks and costs to A Paradise if the Business Combination is not completed, including the risk of diverting management focus and resources to other business combination opportunities, which could result in A Paradise being unable to effect a business combination within the timeframe set forth under the APAD BVI Charter, forcing A Paradise to liquidate the Trust Account.
•Current public shareholders exercising redemption rights. The risk that some of A Paradise’s current public shareholders would decide to exercise their redemption rights, thereby depleting the amount of cash available in the Trust Account.
•Closing conditions of the Business Combination. The fact that the Closing is conditioned on satisfying certain closing conditions, many of which are not within A Paradise’s control.
•A Paradise shareholders not holding a majority position in Enhanced Group. The fact that A Paradise shareholders will not hold a majority position in Enhanced Group following the Business Combination, which may reduce the influence that A Paradise’s current shareholders have on Enhanced Group’s management.
•Interests of A Paradise directors and officers may conflict with those of shareholders. The interests of A Paradise’s directors and officers may conflict with those of other shareholders due to their personal financial incentives. While these interests have been disclosed, they could affect decision making in a way that is not fully aligned with the interests of the public shareholders. In addition, the board discussed the Sponsor Equity Agreement, which presents further potential conflicts of interest with respect to management’s interests in the proposed business combination. However, the A Paradise Board concluded that these conflicts of interest would be mitigated because: (i) these interests were disclosed in the prospectus for A Paradise’s initial public offering and are included in this proxy statement/prospectus; (ii) except with respect to the Sponsor Equity Agreement, most of these conflicts would exist in connection with any business combination by A Paradise with another target business or businesses; and (iii) third-party professionals, including a valuation advisor and a fairness opinion advisor, were engaged to provide reports and opinions regarding the Business Combination. In addition, the board considered that a majority of its members are independent directors who are not parties to the Sponsor Equity Agreement. The independent directors reviewed and considered these interests during their evaluation of the Business Combination and, as members of the board, unanimously approved the Business Combination Agreement and the related agreements and transactions contemplated thereby. See “The BCA Proposal—Interests of Certain Persons in the Business Combination” for a discussion of these considerations.
•Non-Survival of Representations, Warranties and Covenants. The A Paradise Board considered that the terms of the Business Combination Agreement provide that A Paradise will not have any surviving remedies against Enhanced or its equity holders after the Closing to recover for losses as a result of any inaccuracies or breaches of the representations, warranties or covenants of Enhanced set forth in the Business Combination Agreement. As a result, A Paradise shareholders could be adversely affected by, among other things, a decrease in the financial performance or worsening of financial condition of Enhanced prior to the Closing, whether determined before or after the Closing, without any ability to reduce the number of shares to be issued in the Business Combination or recover for the amount of any damages. The A Paradise Board determined that this structure was appropriate and customary in light of the fact that several similar transactions include similar terms and the current equity holders of Enhanced will be, collectively, the majority equity holders in Enhanced Group.
•Post-Closing Corporate Governance. Assuming a no redemptions scenario, immediately after the consummation of the Business Combination, it is anticipated that the Co-Founder Holders will hold a majority of the voting power of Enhanced Group. The Co-Founder Holders will therefore have decisive influence over matters requiring shareholder approval, including significant corporate transactions, such as a merger or an amendment of Enhanced Group’s corporate charter.
•Litigation related to the Business Combination. The risk of potential litigation challenging the Business Combination, which could enjoin consummation of the Business Combination.
•Negative impact resulting from the announcement of the Business Combination. The possible negative effect of the Business Combination and the public announcement of the Business Combination on A Paradise’s financial performance, operating results, and share price.
•Distraction. A Paradise’s directors, officers and employees have expended and will expend extensive time and effort attempting to complete the Business Combination and the other transactions contemplated by the Business Combination Agreement and such persons have experienced and will experience significant distractions from their work during the pendency of such transactions.
•Transaction Expenses. A Paradise has incurred and will incur substantial costs in connection with such transactions, even if such transactions are not consummated, which will have negative impact on A Paradise’s cash reserves and operating results if the transactions are not consummated.
•Other risks. Other factors that the A Paradise Board deemed relevant, including various other risks associated with the Business Combination, A Paradise’s business, and Enhanced’s business as described under “Risk Factors”.
For a more complete description of the A Paradise Board’s reasons for approving the Business Combination, including other factors and risks considered by the A Paradise Board, see the section entitled “The BCA Proposal— Interests of Certain Persons in the Business Combination”.
Satisfaction of 80% Test
After consideration of the factors identified and discussed in the section titled “The BCA Proposal—The A Paradise Board’s Reasons for the Approval of the Business Combination”, the A Paradise Board concluded that the Business Combination met the requirements disclosed in the IPO prospectus with respect to A Paradise’s initial business combination, including that the Business Combination had a fair market value of at least 80% of the balance of the funds in the Trust Account at the time of execution of the Business Combination Agreement.

De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination, Target Company Valuation Considered [Text Block]
The A Paradise Board’s Review of Valuation
Before reaching its overall decision to approve and declare advisable the Business Combination Agreement, the A Paradise Board reviewed the proposed equity value of Enhanced and considerations to be paid in connection with the Business Combination. In connection with such review, the A Paradise Board reviewed, among others, (a) the analysis and valuation opinion of Migo, A Paradise’s valuation advisor, as to the equity value of Enhanced, (b) the draft historical financial information of Enhanced, (c) the legal due diligence report of DaHui, A Paradise’s legal due diligence counsel, and the financial due diligence report of Migo, A Paradise’s financial due diligence advisor and (d) the terms of the Business Combination Agreement, including the valuation of Enhanced and the consideration to be paid, and (e) fairness opinion of Roma. The details of each such analysis and the engagement and qualifications of Migo and Roma are set forth below. In particular, based on its review of the reports and discussions with A Paradise’s management team and advisors regarding Enhanced’s equity value, the A Paradise Board came to the conclusion that the equity value of Enhanced at US$1,200,000,000 and other terms of the Business Combination Agreement are fair, from a financial point of view, to the A Paradise shareholders.

De-SPAC, Board Determination, Financial Projections Relied Upon [Text Block]	Enhanced’s Growth Prospects. The A Paradise Board considered Enhanced’s strong growth prospects by evolving its flagship events into recurring global spectacles, enhancing market penetration across demographics and regions. This approach, supported by research validation and complemented by direct-to-consumer offerings, enables broader adoption of enhancements, fostering sustained development in the performance sector.
De-SPAC, Board Determination, Terms of Financing Materially Related Considered [Text Block]	Enhanced’s Fundraise in Connection with the Business Combination. The A Paradise Board considered Enhanced’s Private Placement Investment of $40 million at a $1.2 billion valuation. The Board considered that participation by sophisticated investors and existing shareholders reflects a belief in Enhanced’s business model and future prospects. The Board also considered that the Private Placement Investment further supports the reasonableness of the $1.2 billion consideration.
De-SPAC, Board Determination, Unaffiliated Party Documents Considered [Text Block]	Valuation report. The A Paradise Board considered the results of the valuation report from Migo, an independent third-party, as described above. The A Paradise Board also considered Migo’s experience with valuation for other businesses.
•Fairness opinion. The A Paradise Board considered the fairness opinion from Roma, an independent third-party, as described above. The A Paradise Board also considered Roma’s experience with fairness opinions in capital market transactions.

De-SPAC, Board Determination, Dilution Considered [Text Block]	Continued significant ownership by Enhanced. The A Paradise Board considered that Enhanced’s existing equity holders would be receiving a significant amount of Enhanced Group’s shares in the proposed Business Combination and that Enhanced’s shareholders and key executives are “rolling over” their existing equity interests of Enhanced into equity interests in Enhanced Group. The current Enhanced Shareholders are expected to own approximately 81% of the outstanding common stock of Enhanced Group, constituting approximately 99.6% of the voting power of the outstanding common stock of Enhanced Group, assuming none of A Paradise’s public shareholders exercise their redemption rights in connection with the Business Combination.
De-SPAC, Board Determination, Other Factors Considered [Text Block]
The A Paradise Board also considered a variety of uncertainties and risks and other potentially negative factors concerning the Business Combination, including but not limited to the following:
•Business risk. The risk that the future financial performance of Enhanced may not meet expectations due to factors both within and beyond Enhanced’s control, Enhanced’s failure to execute on its strategies, Enhanced’s failure to attract and retain customers, to adapt to a new business environment, to obtain sufficient capital, to maintain its competitive edge, among others, and the risk that the potential benefits of the Business Combination may not be fully achieved or may not be achieved within the expected timeframe.
•Closing of the Business Combination may not occur. The risks and costs to A Paradise if the Business Combination is not completed, including the risk of diverting management focus and resources to other business combination opportunities, which could result in A Paradise being unable to effect a business combination within the timeframe set forth under the APAD BVI Charter, forcing A Paradise to liquidate the Trust Account.
•Current public shareholders exercising redemption rights. The risk that some of A Paradise’s current public shareholders would decide to exercise their redemption rights, thereby depleting the amount of cash available in the Trust Account.
•Closing conditions of the Business Combination. The fact that the Closing is conditioned on satisfying certain closing conditions, many of which are not within A Paradise’s control.
•A Paradise shareholders not holding a majority position in Enhanced Group. The fact that A Paradise shareholders will not hold a majority position in Enhanced Group following the Business Combination, which may reduce the influence that A Paradise’s current shareholders have on Enhanced Group’s management.
•Interests of A Paradise directors and officers may conflict with those of shareholders. The interests of A Paradise’s directors and officers may conflict with those of other shareholders due to their personal financial incentives. While these interests have been disclosed, they could affect decision making in a way that is not fully aligned with the interests of the public shareholders. In addition, the board discussed the Sponsor Equity Agreement, which presents further potential conflicts of interest with respect to management’s interests in the proposed business combination. However, the A Paradise Board concluded that these conflicts of interest would be mitigated because: (i) these interests were disclosed in the prospectus for A Paradise’s initial public offering and are included in this proxy statement/prospectus; (ii) except with respect to the Sponsor Equity Agreement, most of these conflicts would exist in connection with any business combination by A Paradise with another target business or businesses; and (iii) third-party professionals, including a valuation advisor and a fairness opinion advisor, were engaged to provide reports and opinions regarding the Business Combination. In addition, the board considered that a majority of its members are independent directors who are not parties to the Sponsor Equity Agreement. The independent directors reviewed and considered these interests during their evaluation of the Business Combination and, as members of the board, unanimously approved the Business Combination Agreement and the related agreements and transactions contemplated thereby. See “The BCA Proposal—Interests of Certain Persons in the Business Combination” for a discussion of these considerations.
•Non-Survival of Representations, Warranties and Covenants. The A Paradise Board considered that the terms of the Business Combination Agreement provide that A Paradise will not have any surviving remedies against Enhanced or its equity holders after the Closing to recover for losses as a result of any inaccuracies or breaches of the representations, warranties or covenants of Enhanced set forth in the Business Combination Agreement. As a result, A Paradise shareholders could be adversely affected by, among other things, a decrease in the financial performance or worsening of financial condition of Enhanced prior to the Closing, whether determined before or after the Closing, without any ability to reduce the number of shares to be issued in the Business Combination or recover for the amount of any damages. The A Paradise Board determined that this structure was appropriate and customary in light of the fact that several similar transactions include similar terms and the current equity holders of Enhanced will be, collectively, the majority equity holders in Enhanced Group.
•Post-Closing Corporate Governance. Assuming a no redemptions scenario, immediately after the consummation of the Business Combination, it is anticipated that the Co-Founder Holders will hold a majority of the voting power of Enhanced Group. The Co-Founder Holders will therefore have decisive influence over matters requiring shareholder approval, including significant corporate transactions, such as a merger or an amendment of Enhanced Group’s corporate charter.
•Litigation related to the Business Combination. The risk of potential litigation challenging the Business Combination, which could enjoin consummation of the Business Combination.
•Negative impact resulting from the announcement of the Business Combination. The possible negative effect of the Business Combination and the public announcement of the Business Combination on A Paradise’s financial performance, operating results, and share price.
•Distraction. A Paradise’s directors, officers and employees have expended and will expend extensive time and effort attempting to complete the Business Combination and the other transactions contemplated by the Business Combination Agreement and such persons have experienced and will experience significant distractions from their work during the pendency of such transactions.
•Transaction Expenses. A Paradise has incurred and will incur substantial costs in connection with such transactions, even if such transactions are not consummated, which will have negative impact on A Paradise’s cash reserves and operating results if the transactions are not consummated.
•Other risks. Other factors that the A Paradise Board deemed relevant, including various other risks associated with the Business Combination, A Paradise’s business, and Enhanced’s business as described under “Risk Factors”.

De-SPAC, Approval By Majority of Unaffiliated Security Holders of the SPAC is Required [Flag]	false